Income tax - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Line Items]
Income tax (benefit)/expense relating to components of other comprehensive (loss)/income	€ 117,000,000	€ 83,000,000	€ 13,000,000
Deferred tax liability recognized on investment in subsidiaries	0
Luxembourg
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	52,000,000
United States
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	958,000,000
United States | Federal
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	556,000,000
Net operating loss carry-forward, subject to annual limitations	7,000,000
United States | State And Local
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	402,000,000
Net operating loss carry-forward, subject to annual limitations	38,000,000
United Kingdom
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	40,000,000
India
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	91,000,000
Other foreign countries
Disclosure Of Income Tax [Line Items]
Net operating loss carry-forwards	21,000,000
Provisions
Disclosure Of Income Tax [Line Items]
Uncertain tax position liability, expected to be resolved	35,000,000
Uncertain tax position liability	62,000,000
Uncertain tax positions expected to be resolved in the next twelve months	€ 0